Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Moderately Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 69.5%
Penn Series Flexibly Managed Fund*	140,100	$16,121,320
Penn Series Index 500 Fund*	747,595	44,594,031
Penn Series Large Cap Growth Fund*	40,088	1,781,901
Penn Series Large Cap Value Fund*	189,919	10,946,924
Penn Series Large Core Growth Fund*	150,162	5,306,720
Penn Series Large Core Value Fund*	189,413	7,210,942
Penn Series Large Growth Stock Fund*	72,388	7,023,109
Penn Series Mid Cap Growth Fund*	98,219	3,585,982
Penn Series Mid Cap Value Fund*	49,492	1,837,159
Penn Series Mid Core Value Fund*	170,322	7,236,975
Penn Series Real Estate Securities Fund*	247,395	8,770,150
Penn Series Small Cap Index Fund*	138,695	5,474,320
Penn Series SMID Cap Growth Fund*	34,903	1,825,072
Penn Series SMID Cap Value Fund*	82,926	3,675,269
TOTAL AFFILIATED EQUITY FUNDS (Cost $89,325,704)		125,389,874

AFFILIATED FIXED INCOME FUNDS — 17.1%
Penn Series High Yield Bond Fund*	88,002	1,811,083
Penn Series Limited Maturity Bond Fund*	235,006	3,626,146
Penn Series Quality Bond Fund*	1,447,848	25,366,293
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $28,048,689)		30,803,522

AFFILIATED INTERNATIONAL EQUITY FUNDS — 13.1%
Penn Series Developed International Index Fund*	540,138	12,768,865
Penn Series Emerging Markets Equity Fund*	128,770	1,798,908
Penn Series International Equity Fund*	205,029	8,980,267
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $19,228,061)		23,548,040
TOTAL INVESTMENTS — 99.7% (Cost $136,602,454)		$179,741,436
Other Assets & Liabilities — 0.3%		553,392
TOTAL NET ASSETS — 100.0%		$180,294,828

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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